SCHEDULE OF PROVED DEVELOPED AND UNDEVELOPED RESERVES (Details) (Parenthetical) - bbl		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
PDP and PUD Reserve, Revisions of previous estimates		207,569		1,165,999
PDP Reserve, Revisions of previous estimates		118,145		41,862		(41,862)
Revisions of previous estimates		325,714		118,145		(1,124,137)
PDP and PUD Reserve, Improved recovery		7,980	[1]	19,131	[2]
Production		45,287	[3]	58,616	[4]
PDP Reserve, Production		45,287	[5]	58,616	[6]
Percentage of increase in production		76.67%		74.16%
PDP Improved recovery		7,980	[7]	19,131	[8]
PUD Reserve, Revisions of previous estimates		118,145	[9]	(41,862)	[10]
PUD Reserves , revision of previous estimates		3,135,182		2,809,468		1,685,331
Production		45,287
Previous estimates				53,267		77,747
Proved developed reserves		163,779		335,191		371,076
Revision of previous estimates		325,714	[11]	1,124,137	[12]
PUD Reserve, Revisions of previous estimates		(118,145)		(41,862)		41,862
Revisions of previous estimates				1,429,722		1,685,331
Offset reserves gain				89,377
Revisions of previous estimates		(325,714)		(118,145)		1,124,137
Production extension				1,379,746
Minimum [Member]
PUD Reserves , revision of previous estimates		163,779		2,809,468
Revisions of previous estimates						293,328
Maximum [Member]
PUD Reserves , revision of previous estimates		3,135,182		281,925
Revisions of previous estimates				245,813
Net PDP and PUD Reserve [Member]
PDP and PUD Reserve, Revisions of previous estimates		237,838		1,206,228
PDP and PUD Reserve, Improved recovery		6,118	[13]	14,188	[14]
Production		34,720	[15]	43,472	[16]
Improved recovery		6,118		14,188
PDP and PUD Reserve, production				43,472
Net PDP Reserve [Member]
PDP Reserve, Revisions of previous estimates		82,188		92,667
PDP Reserve, Production		34,720	[17]	43,472	[18]
PDP Improved recovery	[13]	6,118		14,188
PUD Reserve, Revisions of previous estimates		82,188	[19]	(92,667)	[20]
Proved developed reserves		125,563		248,589		213,582
PDP Reserve, Production				43,472
PUD Reserve, Revisions of previous estimates		(82,188)		(92,667)
Net PUD Reserve [Member]
Revisions of previous estimates		320,026		1,113,561
Percentage of increase in production				74.16%		57.56%
PUD Reserves , revision of previous estimates		2,403,620		2,083,594		970,033
Revision of previous estimates		320,026	[21]	1,113,561	[22]
Revisions of previous estimates		(320,026)		(1,113,561)

[1]	The decreased recovery amount of -7,980 bbls refers to the sum of 1) improved recovery of previous PDP reserves estimates of -7,980 bbls (note h) and 2) improved recovery of PUD reserves estimate of bbls (note );
[2]	The improved recovery amount of -19,131 bbls refers to the sum of 1) improved recovery of PDP reserves estimates of -19,131 bbls (note 8) and 2) improved recovery of PDP reserves estimate of bbls ;
[3]	The production in the amount of 45,287 bbls refers to the amount of total gross crude oil produced from 1) PDP reserves production in the amount of 45,287 bbls (note i) and 2) PUD reserves production in the amount of bbls (note l) in the Kruh Block;
[4]	The production in the amount of 58,616 bbls refers to the amount of total gross crude oil produced from 1) PDP reserves production in the amount of 58,616 bbls (note 9) and 2) PUD reserves production in the amount of bbls in the Kruh Block;
[5]	The PDP production in the amount of 45,287 bbls refers to the gross amount of PDP reserves produced in 2024;
[6]	The PDP production in the amount of 58,616 bbls refers to the gross amount of PDP reserves produced in 2023;
[7]	The improved recovery amount of -7,980 bbls refers to the amount variation of crude oil production of 45,287 bbls (note i) in 2024 compared to previous estimates of 53,267 bbls (prediction in previous year’s model) for Kruh Block in 2023 as a result of rescheduling of drilling program and reserves revision;
[8]	The improved recovery amount of -19,131 bbls refers to the amount variation of crude oil production of 58,616 bbls (note 9) in 2023 compared to previous estimates of 77,747 bbls (prediction in previous year’s model) for Kruh Block in 2022 as a result of rescheduling of drilling program and reserves revision;
[9]	The revisions of previous estimate in the amount of 118,145 bbls refers to the total gross amount of PDP reserves variation of 163,779 bbls in 2024 compared to previous estimates of 281,925 bbls (prediction in previous year’s model) for Kruh Block in 2023 from the same period from 2025 to 2035 as a result of rescheduling of drilling program and reserves revision;
[10]	The revisions of previous estimates in the amount of 41,862 bbls refers to the total gross amount of PDP reserves variation in the original contract from 293,328 bbls in 2022 to 245,813 in 2023 plus producion from 5-year extension of 89,377 bbls in 2023;
[11]	The revisions of previous estimates in the amount of 325,714 bbls refers to the total gross amount of PUD reserves variation from the 2,809,468 bbls in 2023 to 3,135,182 bbls in 2024 during the same period to 2035 because of the additional 4 wells that plan to drill
[12]	The revisions of previous estimates in the amount of 1,124,137 bbls refers to the total gross amount of PUD reserves variation in the original contract from 1,429,722 bbls in 2023 to 1,685,331 in 2022 plus producion from 5-year extension of 1,379,746 bbls in 2023;
[13]	The Improved recovery in the amount of -6,118 bbls refers to the net share ( 76.67% ) of crude oil production variation of -7,980 bbls (note b) as a result of rescheduling of drilling program;
[14]	The Improved recovery in the amount of -14,188 bbls refers to the net share (74.16%) of crude oil production change of -19,131 bbls (note 2) as a result of rescheduling of drilling program;
[15]	The net PDP and PUD production of 34,720 bbls refers to the sum of the net PDP production in the amount of 34,720 bbls (note o) and net PUD production in the amount of bbls (note r);
[16]	The net PDP and PUD production of 43,472 bbls refers to the sum of the net PDP production in the amount of 43,472 bbls (note 12) and net PUD production in the amount of bbls (note 14);
[17]	The net PDP production in the amount of 34,720 bbls refers to the net share (76.67%) of gross amount of 45,287 bbls (note i) PDP reserves produced in 2024;
[18]	The net PDP production in the amount of 43,472 bbls refers to the net share (74.16%) of gross amount of 58,616 bbls (note 9) PDP reserves produced in 2023;
[19]	The revision of previous estimates of net PDP reserves in the amount of -82,188 bbls refers to the sum of 1) net share difference (76.67%) in 2024 as compared to (74.16%) in 2023 of the beginning total PDP reserves in the amount of 335,191 bbls and 2) net share (76.67%) of revision of previous estimates of total PDP reserves estimates in the amount of -118,145 bbls (note g) ;
[20]	The revision of previous estimates of net PDP reserves in the amount of 92,667 bbls refers to the sum of 1) net share difference (74.16%) in 2023 as compared to (57.56%) in 2022 of the beginning total PDP reserves in the amount of 371,076 bbls and 2) net share (74.16%) of revision of previous estimates of total PDP reserves estimates in the amount of 41,862 bbls (note 7) ;
[21]	The revision of previous estimates of net PUD reserves in the amount of 320,026 bbls refers to the sum of 1) net share difference (76.67%) in 2024 as compared to (74.16%) in 2023 of the beginning total PUD reserves in the amount of 2,809,468 bbls, and 2) net share (76.67%) of revision of previous estimates of total PUD reserves estimates in the amount of 325,714 bbls (note j);
[22]	The revision of previous estimates of net PUD reserves in the amount of 1,113,561 bbls refers to the sum of 1) net share difference (74.16%) in 2023 as compared to (57.56%) in 2022 of the beginning total PUD reserves in the amount of 1,685,331 bbls, and 2) net share (74.16%) of revision of previous estimates of total PUD reserves estimates in the amount of 1,124,137 bbls ( note 10);